Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs granted and outstanding at March 31, 2023:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2023	82,492	—	82,492
Granted during the period	609,695	112,268	721,963
Forfeited during the period	(10,494)	—	(10,494)
March 31, 2023	681,693	112,268	793,961
Specified by vesting year
2023	41,240	—	41,240
2024	240,888	37,422	278,310
2025	199,757	37,423	237,180
2026	199,808	37,423	237,231
March 31, 2023	681,693	112,268	793,961

Summary of Warrant Activity

The following table specifies the warrant activity for the three months ended March 31, 2023:

	Total Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2023	6,864,011	81.30
Granted during the period	113,585	103.60
Exercised during the period	(176,253)	10.40
Forfeited during the period	(40,047)	118.69
March 31, 2023	6,761,296	83.30
Vested at March 31, 2023	5,013,862	70.58